Schedule of Operating Lease Liabilities (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Lessee, Lease, Description [Line Items]
ROU assets	$ 37,050	$ 69,284
Current	39,425	67,537
Non-current		5,708
Operating Lease Liability	$ 39,425	$ 73,245
Weighted average remaining lease terms (in years)	6 months 29 days	1 year 29 days
Office At Macau Square Macau [Member]
Lessee, Lease, Description [Line Items]
Office at China Insurance Group Building, Hong Kong	1 year and 10 months from January 1, 2023 to October 31, 2024
Office At Macau Square Macau One [Member]
Lessee, Lease, Description [Line Items]
Office at China Insurance Group Building, Hong Kong	2 years from November 1, 2024 to October 31, 2026